ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of accounts payable and accrued liabilities [Table Text Block]
	December 31, 2025	December 31, 2024
Trade payables	$6,266	$12,507
Accrued royalties and taxes	800,000	1,753,580
Accrued other liabilities	66,014	39,531
	$872,280	$1,805,618